Consolidated Statement of Financial Position - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 9,349	$ 344,648
Trade and Other receivables	414,776	459,724
Prepayments and other assets	108,955	522,555
Total current assets	533,080	1,326,927
Non-current assets
Plant and equipment	13,723	15,907
Intangible assets	19,314,462	19,857,973
Prepayments and other assets	264,253	274,348
Total non-current assets	19,592,438	20,148,228
Total assets	20,125,518	21,475,155
Current liabilities
Trade and other payables	607,745	572,094
Borrowings	5,100,404	4,203,855
Derivative financial instruments	64,613	771,484
Employee benefits provisions	98,740	84,694
Total current liabilities	5,871,502	5,632,127
Non-current liabilities
Borrowings	13,550	13,550
Employee benefits provisions	38,839	24,992
Total non-current liabilities	52,389	38,542
Total liabilities	5,923,892	5,670,669
Net assets	14,201,627	15,804,486
Equity
Issued capital	36,085,114	33,945,869
Accumulated losses	(21,883,487)	(18,141,383)
Total equity (Deficit)	$ 14,201,627	$ 15,804,486